Pensions and Post-Employment Benefits	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Pensions and other post-employment benefits
19)	PENSIONS AND POST-EMPLOYMENT BENEFITS

Defined contribution pension plans
The
consolidated costs of defined contribution plans for the years ended December 31, 2024, 2023 and 2022 were $74, $64 and $59, respectively. Cemex contributes periodically the amounts offered by the pension plan to the employee’s individual accounts, not retaining any remaining liability as of the financial statements’ date.
Defined benefit pension plans
Most
 of Cemex’s defined benefit plans have been closed to new participants for several years. Actuarial results related to pension and other post-employment benefits are recognized in earnings and/or in “Other comprehensive income” for the period in which they are generated, as appropriate. For the years ended December 31, 2024, 2023 and 2022, the effects of pension plans and other post-employment benefits are summarized as follows:

		Pensions			Other benefits			Total

Net period cost (income):		2024	2023	2022	2024	2023	2022	2024	2023	2022

Recorded in operating costs and expenses
Service cost	$	7	6	7	4	4	4	11	10	11
Past service cost		—	—	1	—	—	—	—	—	1
Settlements, curtailments and other changes		—	(9)	2	—	(1)	—	—	(10)	2

		7	(3)	10	4	3	4	11	—	14

Recorded in other financial expenses
Net interest cost		32	36	22	8	8	6	40	44	28

Recorded in other comprehensive income
Actuarial (gains) losses for the period		(75)	46	(166)	1	(1)	(10)	(74)	45	(176)

	$	(36)	79	(134)	13	10	—	(23)	89	(134)

As of December 31, 2024 and 2023, the reconciliation of the actuarial benefits’ obligations and pension plan assets, are presented as follows:

		Pensions		Other benefits		Total

		2024	2023	2024	2023	2024	2023

Change in benefits obligation:
Projected benefit obligation at beginning of the period	$	1,909	1,811	101	92	2,010	1,903
Service cost		7	6	4	4	11	10
Interest cost		97	100	8	8	105	108
Actuarial (gains) losses		(159)	30	1	(1)	(158)	29
Reduction from disposal of assets		(17)	2	—	—	(17)	2
Settlements and curtailments		—	(2)	—	—	—	(2)
Plan amendments		—	(10)	—	(1)	—	(11)
Benefits paid		(160)	(122)	(10)	(8)	(170)	(130)
Foreign currency translation		(65)	94	(12)	7	(77)	101

Projected benefit obligation at end of the period		1,612	1,909	92	101	1,704	2,010

Change in plan assets:
Fair value of plan assets at beginning of the period		1,273	1,207	2	1	1,275	1,208
Return on plan assets		65	64	—	—	65	64
Actuarial losses		(84)	(16)	—	—	(84)	(16)
Employer contributions		85	97	10	8	95	105
Reduction from disposal of assets		(13)	1	—	—	(13)	1
Settlements		—	(2)	—	—	—	(2)
Benefits paid		(160)	(122)	(10)	(8)	(170)	(130)
Foreign currency translation		(22)	44	(1)	1	(23)	45

Fair value of plan assets at end of the period		1,144	1,273	1	2	1,145	1,275

Net projected liability in the statement of financial position	$	468	636	91	99	559	735

For the years 2024, 2023 and 2022, actuarial (gains) losses for the period were generated by the following main factors as follows:

		2024	2023	2022
Actuarial (gains) losses due to experience	$	(26)	13	96
Actuarial (gains) losses due to demographic assumptions		(28)	(5)	(2)
Actuarial (gains) losses due to financial assumptions		(20)	37	(270)

	$	(74)	45	(176)

In 2024, net actuarial gains due to financial assumptions were driven by a general increase in the discount rates applicable to the calculation of the Projected Benefit Obligation (“PBO”), mainly in the United Kingdom, Mexico and the United States, partially offset by lower returns in plan assets than estimated for a total of $84, of which $66 refers to the United Kingdom, $18 to the United States and $9 to Mexico. In addition, the actuarial gains due to experience for $26 and due to demographic assumptions of $28 were mainly generated in the United Kingdom.
In 2023, net actuarial losses due to financial assumptions were mainly driven by a decrease in the discount rates applicable to the calculation of the PBO in the United Kingdom, the United States, Germany, Colombia and Poland. Moreover, the overall net actual return on plan assets in most countries were less than the expected returns for a total of $16, of which $31 referred to the United Kingdom, partially offset by a higher performance than expected in Mexico of $12 and the United States of $8. In addition, the PBO increased by adjustments due to experience for $13, mainly in the United Kingdom and Germany.
In 2022, net actuarial gains due to financial assumptions were driven by a general increase in the discount rates applicable to the calculation of the PBO in the United Kingdom, the United States, Germany, and Mexico, partially offset by actual returns in plan assets lower than estimated for a total of $466, of which $373 referred to the United Kingdom, $52 to the United States and $
19
to Mexico. In addition, the PBO increased significantly related to adjustments due to experience for $96, mainly in the United Kingdom for $
77
and Germany for $13. Adjustments in demographic assumptions of $2 were not significant.
As of December 31, 2024 and 2023, based on the hierarchy of fair values, plan assets are detailed as follows:

		2024					2023
		Level 1	Level 2	Level 3	Total		Level 1	Level 2	Level 3	Total
Cash	$	25	—	—	25	$	24	—	—	24
Investments in corporate bonds		237	46	—	283		11	391	—	402
Investments in government bonds		339	—	—	339		114	209	—	323

Total fixed-income securities		601	46	—	647		149	600	—	749

Investment in marketable securities		127	73	—	200		179	43	—	222
Other investments and private funds		44	32	222	298		70	33	201	304

Total variable-income securities		171	105	222	498		249	76	201	526

Total plan assets	$	772	151	222	1,145	$	398	676	201	1,275

The most significant assumptions used in the determination of the benefit obligation were as follows:

	2024				2023
	Mexico	United States	United Kingdom	Range of rates in other countries	Mexico	United States	United Kingdom	Range of rates in other countries
Discount rates	11.8%	5.7%	5.6%	3.3% – 9.5%	10.5%	5.2%	4.7%	3.1% – 11.0%
Rate of return on plan assets	11.8%	5.7%	5.6%	3.3% – 9.5%	10.5%	5.2%	4.7%	3.1% – 11.0%
Rate of salary increases	4.5%	—	3.2%	2.5% – 7.3%	4.5%	—	3.1%	2.5% – 7.3%

As of December 31, 2024, estimated payments for pensions and other post-employment benefits over the next 10 years were as follows:

		Estimated payments
2025	$	156
2026		135
2027		133
2028		133
2029 – 2034		803

As of December 31, 2024 and 2023, the aggregate PBO for pension plans and other post-employment benefits and the plan assets by country were as follows:

		2024				2023
		PBO	Assets	Deficit		PBO	Assets	Deficit
Mexico	$	200	30	170	$	253	44	209
United States		142	143	(1)		184	188	(4)
United Kingdom		960	752	208		1,129	821	308
Germany		121	5	116		141	6	135
Other countries		281	215	66		303	216	87

	$	1,704	1,145	559	$	2,010	1,275	735

In some countries, Cemex has established health care benefits for retired personnel limited to a certain number of years after retirement. As of December 31, 2024 and 2023, the projected benefits obligation related to these benefits was $51 and $57, respectively, included within other benefits liability. The medical inflation rates used to determine the PBO of these benefits in 2024 and 2023 for Mexico were 8.0% and 8.0%, respectively, for Puerto Rico 7.0% in 2024 and 6.6% in 2023, for the United Kingdom were 6.7% in 2024 and 6.6% in 2023, and for TCL was a range between 5.0% and 8.0% in 2024 and 5.0% and 9.0% in 2023.
Significant settlements or curtailments related to employees’ pension benefits and other post-employment benefits during the reported periods
During 2024, there were no significant settlements or curtailments related to employees’ pension benefits and other post-employment benefits.
In 2023 as a result of an extension in the retirement age for the Company’s operations in Mexico, there was a reduction of $11 in the retirement obligations recognized against the statement of income for the period. Additionally, in France, there was a pension reform that increased the legal minimum retirement age, resulting in a total past service amendment of $1 in its pension plan recognized in the statement of income for the period.
During 2022, there were no significant settlements or curtailments related to employees’ pension benefits and other post-employment benefits.
Sensitivity analysis of pension and other post-employment benefits
As of December 31, 2024, Cemex performed sensitivity analyses on the most significant assumptions that affect the PBO, considering reasonable independent changes of plus or minus 50 basis points in each of these assumptions. The increase (decrease) that would have resulted in the PBO of pensions and other post-employment benefits are shown below:

		Pensions		Other benefits		Total
Assumptions:		+50 bps	-50 bps	+50 bps	-50 bps	+50 bps	-50 bps
Discount Rate Sensitivity	$	(75)	83	(3)	3	(78)	86
Salary Increase Rate Sensitivity		4	(4)	1	(1)	5	(5)
Pension Increase Rate Sensitivity		56	(54)	—	—	56	(54)

Multiemployer defined benefit pension plans
In addition to the Company’s sponsored plans, Cemex contributes to union-sponsored multiemployer retirement defined benefit pension plans (the “Multiemployer Plans”) under the terms of collective bargaining agreements for certain union employees in the United States and the United Kingdom. The Company’s main risks of participating in Multiemployer Plans are different from its single-employer plans in the following aspects:

a)	Assets contributed to the Multiemployer Plans by one employer may be used to provide benefits to employees of other participating employers;

b)	If a participating employer stops contributing to the Multiemployer Plans, the unfunded obligations of the Multiemployer Plans may be borne by the remaining participating employers; and

c)
If Cemex chooses to stop participating in the Multiemployer Plans, the Company may be required to pay the Multiemployer Plans an amount based on the underfunded status of the Multiemployer Plans, referred to as a withdrawal liability.

The
 Company’s funding arrangements, rate of contributions and funding requirements were made in accordance with the contractual multiemployer agreements. The combined amounts contributed to the Multiemployer Plans were $19 in 2024, $20 in 2023 and $21 in 2022. The Company expects to contribute $20 to the Multiemployer Plans in 2025.
Among
 other factors, Multiemployer Plans in the red zone (critical) are generally less than
65
% funded, Multiemployer Plans in the yellow zone (endangered) are less than
80
% funded and Multiemployer Plans in the green zone (neither critical and declining, critical, or endangered) are at least
80
% funded. Over
99
% of Cemex’s obligations and contributions under the Multiemployer Plans are related to the United States where
461
former employees are beneficiaries and where, according to data obtained from Multiemployer Plans actuary, most of the plans are considered to be in the green zone and one plan is in the yellow zone. As a result, the Company’s risk of increasing contributions is considered l
o
w. In the United Kingdom, the Multiemployer Plan, which covers only two of Cemex’s former employees, is in the green zone. In both the United States and the United Kingdom, Cemex is a small participant in the applicable Multiemployer Plans.